SCHEDULE OF INVESTMENTS
Delaware Ivy ProShares S&P 500 Bond Index Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services
Broadcasting – 0.6%
Discovery Communications LLC (GTD by Discovery, Inc.):
3.950%, 3-20-28	$52	$58
4.650%, 5-15-50	442	518
Fox Corp., 4.709%, 1-25-29	224	263
		839
Cable & Satellite – 3.9%
Comcast Corp., 3.750%, 4-1-40	250	282
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.700%, 4-15-24	400	434
3.950%, 10-15-25	447	501
3.150%, 3-1-26	711	774
4.150%, 10-15-28	100	116
3.400%, 4-1-30	250	276
4.250%, 10-15-30	180	212
1.950%, 1-15-31	470	464
1.500%, 2-15-31	300	284
4.600%, 10-15-38	350	435
4.700%, 10-15-48	400	517
3.999%, 11-1-49	150	177
Viacom, Inc.:
4.750%, 5-15-25	270	306
5.850%, 9-1-43	390	535
		5,313
Integrated Telecommunication Services – 7.3%
AT&T, Inc.:
3.000%, 6-30-22	40	41
3.400%, 5-15-25	225	245
1.700%, 3-25-26	350	354
2.300%, 6-1-27	500	517
4.350%, 3-1-29	478	554
2.250%, 2-1-32	215	211
4.500%, 5-15-35	290	341
4.750%, 5-15-46	200	243
4.500%, 3-9-48	532	629
3.850%, 6-1-60	428	452
Verizon Communications, Inc.:
3.500%, 11-1-24	450	487
3.376%, 2-15-25	50	54
2.625%, 8-15-26	150	160
4.125%, 3-16-27	160	182
4.329%, 9-21-28	120	140
4.016%, 12-3-29	244	280
1.500%, 9-18-30	250	239
1.750%, 1-20-31	250	240
4.500%, 8-10-33	100	120
4.400%, 11-1-34	750	895
4.812%, 3-15-39	750	951
2.650%, 11-20-40	250	241
3.400%, 3-22-41	350	371
4.862%, 8-21-46	447	579
4.522%, 9-15-48	300	372
4.000%, 3-22-50	250	288
2.875%, 11-20-50	350	333
3.000%, 11-20-60	483	452
		9,971
Interactive Media & Services – 0.7%
Alphabet, Inc.:

1.998%, 8-15-26	120	125
1.900%, 8-15-40	500	456
2.250%, 8-15-60	440	389
		970
Movies & Entertainment – 1.5%
Walt Disney Co. (The):
1.750%, 8-30-24	605	626
1.750%, 1-13-26	475	489
2.000%, 9-1-29	450	455
2.750%, 9-1-49	450	445
		2,015
Wireless Telecommunication Service – 1.1%
T-Mobile USA, Inc.:
3.500%, 4-15-25	500	543
1.500%, 2-15-26	463	468
3.750%, 4-15-27	500	554
		1,565
Total Communication Services - 15.1%		20,673
Consumer Discretionary
Automobile Manufacturers – 1.0%
General Motors Co.:
4.875%, 10-2-23	531	579
5.400%, 10-2-23	200	220
5.200%, 4-1-45	200	248
5.400%, 4-1-48	215	274
		1,321

Footwear – 0.3%
NIKE, Inc., 2.850%, 3-27-30	347	377

General Merchandise Stores – 0.1%
Target Corp., 2.250%, 4-15-25	178	187

Home Improvement Retail – 1.7%
Home Depot, Inc. (The):
2.950%, 6-15-29	200	219
2.700%, 4-15-30	750	803
4.500%, 12-6-48	395	516
Lowe’s Co., Inc.:
1.700%, 10-15-30	300	288
2.625%, 4-1-31	500	517
3.000%, 10-15-50	52	51
		2,394

Hotels, Resorts & Cruise Lines – 0.6%
Booking Holdings, Inc., 4.625%, 4-13-30	224	268
Marriott International, Inc., Series R, 3.500%, 10-15-32	471	501
		769
Internet & Direct Marketing Retail – 2.4%
Amazon.com, Inc.:
2.800%, 8-22-24	400	426
1.500%, 6-3-30	375	367
3.875%, 8-22-37	400	478
4.050%, 8-22-47	300	367
4.250%, 8-22-57	439	563
2.700%, 6-3-60	500	480
eBay, Inc., 3.650%, 5-10-51	466	495
Expedia Group, Inc., 3.250%, 2-15-30	150	157
		3,333
Restaurants – 0.7%
McDonalds Corp., 2.125%, 3-1-30	500	506

Starbucks Corp.:
2.550%, 11-15-30	165	171
4.500%, 11-15-48	200	250
		927
Total Consumer Discretionary - 6.8%		9,308
Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co., 4.200%, 7-15-46	260	291

Drug Retail – 2.5%
CVS Health Corp.:
3.500%, 7-20-22	150	154
3.700%, 3-9-23	200	211
4.300%, 3-25-28	430	494
3.250%, 8-15-29	350	380
3.750%, 4-1-30	500	560
4.780%, 3-25-38	325	401
5.125%, 7-20-45	152	198
5.050%, 3-25-48	375	488
4.250%, 4-1-50	500	594
		3,480
Food Distributors – 0.2%
Sysco Corp., 5.950%, 4-1-30	215	276

Household Products – 0.4%
Procter & Gamble Co. (The):
1.200%, 10-29-30	250	239
1.950%, 4-23-31	235	239
		478
Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corp., 1.375%, 6-20-27	500	504
Walmart, Inc.:
3.400%, 6-26-23	400	424
3.700%, 6-26-28	283	322
4.050%, 6-29-48	270	339
2.950%, 9-24-49	350	372
		1,961
Packaged Foods & Meats – 0.7%
Conagra Brands, Inc., 5.400%, 11-1-48	400	538
Mondelez International, Inc., 2.750%, 4-13-30	100	105
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.):
4.350%, 3-1-29	238	277
5.100%, 9-28-48	2	3
		923
Soft Drinks – 1.6%
Coca-Cola Co. (The):
1.650%, 6-1-30	292	287
1.375%, 3-15-31	500	479
2.750%, 6-1-60	500	490
PepsiCo, Inc.:
0.750%, 5-1-23	750	757
3.875%, 3-19-60	150	185
		2,198
Tobacco – 1.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
4.800%, 2-14-29	200	232
5.800%, 2-14-39	100	124
3.875%, 9-16-46	398	396
5.950%, 2-14-49	400	513

Philip Morris International, Inc., 1.750%, 11-1-30	350	338
		1,603
Total Consumer Staples - 8.2%		11,210
Energy
Integrated Oil & Gas – 0.7%
Chevron Corp., 2.954%, 5-16-26	500	542
Chevron USA, Inc. (GTD by Chevron Corp.), 2.343%, 8-12-50	453	410
		952
Oil & Gas Equipment & Services – 0.7%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 4.080%, 12-15-47	450	515
Halliburton Co., 5.000%, 11-15-45	350	427
Schlumberger Investment S.A., 2.650%, 6-26-30	100	105
		1,047
Oil & Gas Exploration & Production – 1.9%
Exxon Mobil Corp.:
2.992%, 3-19-25	250	268
3.043%, 3-1-26	280	304
3.482%, 3-19-30	250	281
2.610%, 10-15-30	350	369
4.227%, 3-19-40	250	299
4.327%, 3-19-50	250	311
3.452%, 4-15-51	250	273
Marathon Oil Corp., 4.400%, 7-15-27	150	170
Pioneer Natural Resources Co., 2.150%, 1-15-31	289	284
		2,559

Oil & Gas Refining & Marketing – 0.2%
Valero Energy Corp., 2.850%, 4-15-25	250	265

Oil & Gas Storage & Transportation – 1.6%
Kinder Morgan, Inc.:
4.300%, 6-1-25	253	282
4.300%, 3-1-28	313	358
5.550%, 6-1-45	200	259
MPLX L.P.:
5.200%, 3-1-47	750	925
5.500%, 2-15-49	140	182
Williams Partners L.P., 3.750%, 6-15-27	205	228
		2,234
Total Energy - 5.1%		7,057
Financials
Asset Management & Custody Banks – 0.3%
BlackRock, Inc., 1.900%, 1-28-31	151	151
State Street Corp., 2.200%, 3-3-31	283	286
		437
Consumer Finance – 1.8%
American Express Co.:
2.500%, 8-1-22	150	153
2.500%, 7-30-24	264	279
Capital One Financial Corp.:
3.900%, 1-29-24	100	108
3.800%, 1-31-28	300	338
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
5.100%, 1-17-24	325	358
4.350%, 1-17-27	160	180
3.600%, 6-21-30	450	487

2.350%, 1-8-31	500	494
		2,397
Diversified Banks – 4.5%
Bank of America Corp.:
2.503%, 10-21-22	200	201
3.300%, 1-11-23	110	115
4.125%, 1-22-24	130	142
3.950%, 4-21-25	105	115
3.500%, 4-19-26	325	358
3.248%, 10-21-27	705	765
4.183%, 11-25-27	805	903
6.110%, 1-29-37	130	178
U.S. Bancorp:
3.000%, 7-30-29	178	193
1.375%, 7-22-30	500	482
Wells Fargo & Co.:
2.625%, 7-22-22	178	182
3.069%, 1-24-23	302	307
3.450%, 2-13-23	105	110
3.300%, 9-9-24	306	330
3.550%, 9-29-25	332	365
3.000%, 4-22-26	150	161
4.100%, 6-3-26	150	169
3.000%, 10-23-26	310	335
4.300%, 7-22-27	120	137
4.150%, 1-24-29	580	669
		6,217
Financial Exchanges & Data – 0.1%

Intercontinental Exchange, Inc., 4.250%, 9-21-48	150	178

Insurance Brokers – 0.1%
Marsh & McLennan Cos., Inc., 4.375%, 3-15-29	150	176

Investment Banking & Brokerage – 4.7%
Charles Schwab Corp. (The):
0.900%, 3-11-26	256	254
1.650%, 3-11-31	212	206
Goldman Sachs Group, Inc. (The):
3.625%, 1-22-23	300	315
4.000%, 3-3-24	200	217
3.500%, 1-23-25	300	325
3.500%, 4-1-25	500	543
3.500%, 11-16-26	559	608
3.850%, 1-26-27	365	403
6.750%, 10-1-37	450	656
Morgan Stanley:
3.125%, 1-23-23	200	209
4.100%, 5-22-23	264	281
3.875%, 4-29-24	200	218
3.700%, 10-23-24	330	360
4.000%, 7-23-25	500	556
3.875%, 1-27-26	203	227
4.350%, 9-8-26	156	177
3.950%, 4-23-27	190	212
4.300%, 1-27-45	500	619
4.375%, 1-22-47	77	97
		6,483
Life & Health Insurance – 0.4%
MetLife, Inc., 4.050%, 3-1-45	194	232
Prudential Financial, Inc., 3.700%, 3-13-51	321	367
		599
Multi-Line Insurance – 0.4%
American International Group, Inc.:
3.900%, 4-1-26	280	313
4.750%, 4-1-48	100	127
4.375%, 6-30-50	130	159
		599

Multi-Sector Holdings – 0.3%
Berkshire Hathaway, Inc., 2.750%, 3-15-23	322	334

Other Diversified Financial Services – 3.0%
Citigroup, Inc.:
4.400%, 6-10-25	219	245
3.700%, 1-12-26	105	116
3.200%, 10-21-26	425	461
4.450%, 9-29-27	275	314
4.125%, 7-25-28	200	225
4.650%, 7-23-48	300	394
JPMorgan Chase & Co.:
3.250%, 9-23-22	300	311
2.972%, 1-15-23	500	507
3.200%, 1-25-23	290	303
3.875%, 9-10-24	300	327
2.950%, 10-1-26	405	436
6.400%, 5-15-38	343	505
		4,144
Property & Casualty Insurance – 0.7%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
1.450%, 10-15-30	350	342
4.200%, 8-15-48	100	124
4.250%, 1-15-49	150	187
2.850%, 10-15-50	225	225
		878
Regional Banks – 1.1%
Fifth Third Bancorp, 3.650%, 1-25-24	162	174
PNC Financial Services Group, Inc. (The):
3.450%, 4-23-29	186	208
2.550%, 1-22-30	750	790
Truist Financial Corp., 1.125%, 8-3-27	280	273
		1,445
Total Financials - 17.4%		23,887
Health Care
Biotechnology – 2.5%
Amgen, Inc.:
3.625%, 5-22-24	466	502
2.300%, 2-25-31	433	439
4.400%, 5-1-45	340	413
4.663%, 6-15-51	300	388
Biogen, Inc.:
2.250%, 5-1-30	211	212
3.150%, 5-1-50	100	98
Gilead Sciences, Inc.:
2.600%, 10-1-40	321	310
4.750%, 3-1-46	393	499
4.150%, 3-1-47	183	216
2.800%, 10-1-50	300	289
		3,366
Health Care Equipment – 1.4%
Abbott Laboratories:
3.750%, 11-30-26	88	99
4.900%, 11-30-46	490	672
Becton Dickinson & Co.:
3.363%, 6-6-24	235	252
3.700%, 6-6-27	199	221
3.794%, 5-20-50	336	377
Boston Scientific Corp., 2.650%, 6-1-30	100	104
Zimmer Holdings, Inc., 3.550%, 4-1-25	150	163
		1,888

Health Care Facilities – 0.6%
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.000%, 3-15-24	750	829

Health Care Services – 1.5%
Cigna Corp.:
3.750%, 7-15-23	374	398

4.800%, 8-15-38	624	778
4.900%, 12-15-48	378	488
CVS Caremark Corp., 3.875%, 7-20-25	325	359
		2,023
Health Care Supplies – 0.1%
Cigna Corp., 4.125%, 11-15-25	182	204

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc., 4.133%, 3-25-25	500	555

Managed Health Care – 1.6%
Anthem, Inc.:
4.101%, 3-1-28	200	229
4.375%, 12-1-47	200	245
UnitedHealth Group, Inc.:
3.350%, 7-15-22	703	725
2.750%, 5-15-40	130	132
3.700%, 8-15-49	350	402
3.125%, 5-15-60	500	517
		2,250
Pharmaceuticals – 5.8%
AbbVie, Inc.:
2.900%, 11-6-22	465	481
3.750%, 11-14-23	250	268
2.600%, 11-21-24	250	264
3.800%, 3-15-25	250	274
3.600%, 5-14-25	300	327
3.200%, 5-14-26	240	260
2.950%, 11-21-26	100	107
4.250%, 11-14-28	500	580
3.200%, 11-21-29	250	272
4.500%, 5-14-35	150	181
4.050%, 11-21-39	250	291
4.700%, 5-14-45	150	187
4.875%, 11-14-48	100	129
Bristol-Myers Squibb Co.:
0.537%, 11-13-23	250	250
0.750%, 11-13-25	350	347
4.250%, 10-26-49	500	633
Eli Lilly and Co., 3.375%, 3-15-29	436	490
Johnson & Johnson:
0.550%, 9-1-25	500	496
0.950%, 9-1-27	500	491
Merck & Co., Inc.:
3.400%, 3-7-29	278	312
1.450%, 6-24-30	350	341
Mylan N.V., 5.250%, 6-15-46	204	249
Pfizer, Inc., 2.700%, 5-28-50	480	479
Walgreens Boots Alliance, Inc., 3.450%, 6-1-26	271	295
		8,004
Total Health Care - 13.9%		19,119
Industrials
Aerospace & Defense – 4.5%
Boeing Co. (The):
4.508%, 5-1-23	105	112
1.433%, 2-4-24	159	160
4.875%, 5-1-25	100	112
5.040%, 5-1-27(A)	320	369
3.200%, 3-1-29	100	105
5.150%, 5-1-30	650	770
3.625%, 2-1-31	350	377
5.705%, 5-1-40(A)	240	310
3.750%, 2-1-50	500	517
5.805%, 5-1-50	500	674
General Dynamics Corp., 3.250%, 4-1-25	450	488
Lockheed Martin Corp., 3.550%, 1-15-26	230	254
Northrop Grumman Corp.:

4.400%, 5-1-30	250	296
4.030%, 10-15-47	280	334
United Technologies Corp.:
3.950%, 8-16-25	460	512
4.500%, 6-1-42	301	375
4.625%, 11-16-48	355	458
		6,223
Agricultural & Farm Machinery – 0.1%
John Deere Capital Corp., 0.450%, 1-17-24	150	150

Air Freight & Logistics – 0.7%
FedEx Corp., 5.250%, 5-15-50	300	408
United Parcel Service, Inc., 5.300%, 4-1-50	400	586
		994
Airlines – 0.3%
Southwest Airlines Co.:
5.250%, 5-4-25	170	194
5.125%, 6-15-27	170	200
		394
Building Products – 0.6%
Carrier Global Corp.:
2.242%, 2-15-25	250	260
2.493%, 2-15-27	125	131
2.722%, 2-15-30	171	177
2.700%, 2-15-31	240	248
		816
Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc., 2.600%, 4-9-30	470	502

Industrial Conglomerates – 1.5%
GE Capital International Funding Co.:
3.373%, 11-15-25	200	219
4.418%, 11-15-35	600	720
General Electric Capital Corp., 5.875%, 1-14-38	860	1,172
		2,111
Railroads – 0.4%
Norfolk Southern Corp., 3.050%, 5-15-50	180	180
Union Pacific Corp.:
3.250%, 2-5-50	100	106
3.839%, 3-20-60	200	228
		514
Total Industrials - 8.5%		11,704
Information Technology
Application Software – 0.6%
Adobe, Inc., 2.300%, 2-1-30	300	313
Citrix Systems, Inc., 4.500%, 12-1-27	100	113
salesforce.com, Inc., 3.700%, 4-11-28	307	350
		776
Data Processing & Outsourced Services – 2.9%
Fidelity National Information Services, Inc., 1.150%, 3-1-26	340	337
Fiserv, Inc.:
3.200%, 7-1-26	137	148
3.500%, 7-1-29	10	11
2.650%, 6-1-30	165	171
4.400%, 7-1-49	450	544
Global Payments, Inc.:
2.650%, 2-15-25	150	158
3.200%, 8-15-29	200	215
MasterCard, Inc., 3.300%, 3-26-27	260	288
PayPal Holdings, Inc.:
2.650%, 10-1-26	442	475

2.300%, 6-1-30	370	383
Visa, Inc.:
3.150%, 12-14-25	150	164
2.700%, 4-15-40	500	518
4.300%, 12-14-45	313	403
2.000%, 8-15-50	162	143
		3,958
IT Consulting & Other Services – 0.9%
International Business Machines Corp.:
3.000%, 5-15-24	118	126
3.300%, 5-15-26	150	165
3.500%, 5-15-29	419	469
4.250%, 5-15-49	350	433
		1,193

Semiconductor Equipment – 0.4%
Applied Materials, Inc., 3.300%, 4-1-27	528	584

Semiconductors – 3.3%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.875%, 1-15-27	384	424
3.500%, 1-15-28	500	549
Broadcom, Inc.:
4.250%, 4-15-26	500	561
4.110%, 9-15-28	500	563
Intel Corp.:
3.900%, 3-25-30	100	116
4.750%, 3-25-50	350	466
4.950%, 3-25-60	300	425
Micron Technology, Inc., 2.497%, 4-24-23	150	155
NVIDIA Corp., 3.500%, 4-1-50	350	396
QUALCOMM, Inc.:
3.250%, 5-20-27	210	232
2.150%, 5-20-30	350	358
4.300%, 5-20-47	260	330
		4,575
Systems Software – 6.3%
Microsoft Corp.:
2.000%, 8-8-23	150	155
3.125%, 11-3-25	585	638
2.400%, 8-8-26	280	299
3.300%, 2-6-27	250	278
3.700%, 8-8-46	420	506
2.525%, 6-1-50	334	329
2.675%, 6-1-60	500	497
Oracle Corp.:
2.500%, 10-15-22	350	360
2.400%, 9-15-23	642	666
2.950%, 11-15-24	350	373
2.500%, 4-1-25	300	315
1.650%, 3-25-26	346	351
2.650%, 7-15-26	530	560
2.800%, 4-1-27	300	318
2.950%, 4-1-30	355	374
2.875%, 3-25-31	337	351
4.300%, 7-8-34	350	406
5.375%, 7-15-40	227	295
4.000%, 7-15-46	750	815
3.850%, 4-1-60	500	532
ServiceNow, Inc., 1.400%, 9-1-30	200	188
		8,606
Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.:
2.850%, 2-23-23	150	156
2.400%, 5-3-23	400	415
3.450%, 5-6-24	150	162
2.850%, 5-11-24	300	319
3.250%, 2-23-26	150	165
3.350%, 2-9-27	348	387
3.200%, 5-11-27	200	221
2.200%, 9-11-29	500	520

1.250%, 8-20-30	500	481
3.850%, 5-4-43	150	179
3.450%, 2-9-45	500	560
4.650%, 2-23-46	235	312
3.750%, 11-13-47	300	352
2.400%, 8-20-50	350	329
2.650%, 2-8-51	350	343
2.550%, 8-20-60	350	327
2.800%, 2-8-61	350	342
Hewlett Packard Enterprise Co., 6.350%, 10-15-45(A)	409	551
HP, Inc., 6.000%, 9-15-41	300	395
		6,516
Total Information Technology - 19.1%		26,208
Materials
Commodity Chemicals – 0.2%
LYB International Finance III LLC (GTD by LyondellBasell Industries N.V.), 3.625%, 4-1-51	235	249

Diversified Chemicals – 0.9%
Dow Chemical Co. (The), 4.375%, 11-15-42	300	359
DowDuPont, Inc.:
4.205%, 11-15-23	562	609
4.493%, 11-15-25	270	307
		1,275
Industrial Gases – 0.1%
Air Products and Chemicals, Inc., 2.800%, 5-15-50	156	156

Paper Packaging – 0.1%
International Paper Co., 4.350%, 8-15-48	100	124

Total Materials - 1.3%		1,804
Real Estate
Industrial REITs – 0.0%
Prologis L.P., 1.250%, 10-15-30	17	16

Office REITs – 0.3%
Alexandria Real Estate Equities, Inc., 2.000%, 5-18-32	335	327

Retail REITs – 0.3%
Simon Property Group L.P., 2.450%, 9-13-29	450	463

Specialized REITs – 1.3%
American Tower Corp., 3.800%, 8-15-29	570	636
Crown Castle International Corp.:
1.050%, 7-15-26	350	342
3.300%, 7-1-30	487	523
Equinix, Inc., 2.150%, 7-15-30	320	318
		1,819
Total Real Estate - 1.9%		2,625
Utilities
Electric Utilities – 1.4%
Duke Energy Corp., 3.750%, 9-1-46	473	507
Georgia Power Co., 3.250%, 3-15-51	624	631

NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 2.750%, 5-1-25	256	272
Southern California Edison Co., 4.000%, 4-1-47	350	369
Southern Co. (The):
3.250%, 7-1-26	100	108
4.400%, 7-1-46	100	118
		2,005
Multi-Utilities – 0.4%
Dominion Energy, Inc., 3.375%, 4-1-30	185	201
NiSource, Inc., 1.700%, 2-15-31	337	319
		520
Total Utilities - 1.8%		2,525

TOTAL CORPORATE DEBT SECURITIES – 99.1%		$136,120
(Cost: $129,849)

SHORT-TERM SECURITIES	Shares
Money Market Funds (B) - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	124	124

TOTAL SHORT-TERM SECURITIES – 0.1%		$124
(Cost: $124)

TOTAL INVESTMENT SECURITIES – 99.2%		$136,244
(Cost: $129,973)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		1,103

NET ASSETS – 100.0%		$137,347

Notes to Schedule of Investments

(A)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.
(B)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$136,120	$—
Short-Term Securities	124	—	—
Total	$124	$136,120	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$129,973

Gross unrealized appreciation	7,265

Gross unrealized depreciation	(994)

Net unrealized appreciation	$6,271